Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Executive Board and Board of Directors loans
in	2019		2018	2017
Executive Board loans (CHF million)
Balance at beginning of period	33	[1]	26	25
Additions	13		8	3
Reductions	(14)		(1)	(2)
Balance at end of period	32	[1]	33	26
Board of Directors loans (CHF million)
Balance at beginning of period	10	[2]	11	10
Additions	3		0	1
Reductions	(4)		(1)	0
Balance at end of period	9	[2]	10	11
1 The number of individuals with outstanding loans was eight at the beginning of the year and five at the end of the year.
2 The number of individuals with outstanding loans was four at the beginning and the end of the year.

Loans outstanding made by the Group or any subsidiaries to equity method investees
Loans made by the Group or any subsidiaries to equity method investees
in	2019	2018		2017
Loans to equity method investees (CHF million)
Balance at beginning of period	253	173		173
Net borrowings/(repayments)	46	80	[1]	0
Balance at end of period	299	253	[1]	173
1 Prior period balance has been corrected.